CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Income and Comprehensive Income [Abstract]
Net earnings	$ 3,366	$ 1,978	$ 1,101
Other comprehensive income (loss), net of tax expense (benefit):
Unrealized holding gains (losses) on securities during the period, net of tax expense (benefits) of $685, $(346), and $(123) for the years ended December 31, 2011, 2010, and 2009, respectively	1,329	(671)	(239)
Comprehensive income	4,695	1,307	862
Accumulated comprehensive income (loss)	$ 278	$ (1,051)	$ (380)